Inventories (Schedule of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Finished products	$ 1,290	$ 1,071
Raw materials	393	321
Spare parts	170	147
Work in progress	166	164
Total inventories	2,019	1,703
Non-current inventories - mainly raw materials (presented as non-current assets)	85	77
Current inventories	$ 1,934	$ 1,626